Share-based compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Stock options outstanding and exercisable
Aggregate intrinsic value of options outstanding (in dollars)	$ 0.1
$42.74 - $42.74
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 42.74
Exercise price, high end of the range (in dollars per share)	$ 42.74
Weighted Average Exercise Price (in dollars per share)	$ 42.74
Number of Options (in shares)	1,000
Weighted Average Remaining Contractual Life (in years)	0.7
$43.00 - $43.00
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 43.00
Exercise price, high end of the range (in dollars per share)	$ 43.00
Weighted Average Exercise Price (in dollars per share)	$ 43.00
Number of Options (in shares)	2,500
Weighted Average Remaining Contractual Life (in years)	0.7
$42.74 - $43.00
Stock options outstanding and exercisable
Exercise price, low end of the range (in dollars per share)	$ 42.74
Exercise price, high end of the range (in dollars per share)	$ 43.00
Weighted Average Exercise Price (in dollars per share)	$ 42.93
Number of Options (in shares)	3,500
Weighted Average Remaining Contractual Life (in years)	0.7